Restructuring and Other (Tables)	12 Months Ended
Mar. 31, 2025
Restructuring and Other
Restructuring and other includes restructuring and severance costs and certain transaction and other costs, when applicable. During the fiscal years ended March 31, 2025, 2024, and 2023 the Company also incurred certain other unusual charges or benefits, which are included in direct operating expense in the consolidated statements of operations and are described below. The following table sets forth restructuring and other and these other unusual charges or benefits and the statement of operations line items they are included in for the fiscal years ended March 31, 2025, 2024, and 2023:

	Year Ended March 31,
	2025	2024	2023

Restructuring and other:
Content and other impairments (1)	$26.1	$12.8	$5.9
Severance (2)	37.0	35.2	15.0
Transaction and other costs (3)	39.5	84.9	6.3

Total Restructuring and Other	102.6	132.9	27.2
Other unusual charges not included in restructuring and other or the Company’s operating segments:
Content charges included in direct operating expense (4)	—	1.5	8.1
COVID-19 related benefit included in direct operating expense (5)	(2.1)	(0.9)	(8.9)
Unallocated rent cost included in direct operating expense (6)	18.6	—	—

Total restructuring and other and other unusual charges not included in restructuring and other	$119.1	$133.5	$26.4

(1)
Amounts in the fiscal year ended March 31, 2025 include content impairments of $7.7 million related to the Motion Picture and Television Production segments associated with exiting local production in certain international territories. Amounts in the fiscal year ended March 31, 2025 also include impairments of certain operating lease right-of-use
and leasehold improvement assets related to the Television Production segment associated with facility leases that will no longer be utilized by the Company primarily related to the integration of eOne. Amounts in the fiscal year ended March 31, 2024 include $12.8 million of development costs written off in connection with changes in strategy in the Television Production segment as a result of the acquisition of eOne. Amounts in the fiscal year ended March 31, 2023 include an impairment of an operating lease right-of-use
asset related to the Studio Business and corporate facilities amounting to $5.8 million associated with a portion of a facility lease that will no longer be utilized by the Company. The lease impairments reflect a decline in market conditions since the inception of the leases impacting potential sublease opportunities, and represents the difference between the estimated fair values, which were determined based on the expected discounted future cash flows of the lease assets, and the carrying value.

(2)
Severance costs were primarily related to restructuring, acquisition integration activities and other cost-saving initiatives. During the fiscal year ended March 31, 2025, in connection with the Company’s current restructuring plan, approximately 8% of its eligible U.S. employees elected to take advantage of voluntary severance and early retirement packages. A total of approximately $26.0 million in severance expense was incurred under the voluntary severance program and was recognized in restructuring and other in the fiscal year ended March 31, 2025. In the fiscal year ended March 31, 2024, amounts were due to restructuring activities including integration of the acquisition of eOne, and our Motion Picture and Television Production segments.

(3)
Transaction and other costs in the fiscal years ended March 31, 2025, 2024, and 2023 reflect transaction, integration and legal costs associated with certain strategic transactions, and restructuring activities and also include costs associated with legal and other matters. In fiscal 2025 and fiscal 2024, amounts include costs associated with the separation of the Starz Business from the Studio Business, and acquisition and integration costs related to the acquisition of eOne. In fiscal 2024, amounts also include $
49.2
 million associated with the acquisition of additional interest in 3 Arts Entertainment. Due to the new arrangement representing a modification of terms of the compensation element under the previous arrangement which resulted in the reclassification of the equity award to a liability award, the Company recognized incremental compensation expense of $49.2 million, representing the excess of the fair value of the modified award over amounts previously expensed (see Note 12 for further information). In addition, transaction and other costs in fiscal 2024 includes approximately $16.6 million of a loss associated with a theft at a production of a 51% owned consolidated entity. In the quarter ended March 31, 2025, the Company recognized a benefit of $3.1 million for insurance recoveries related to the loss. The Company also expects to recover a portion of the loss from the noncontrolling interest holders of this entity.

(4)
Amounts represent certain unusual content charges. In the fiscal year ended March 31, 2023, the amounts represent development costs written off as a result of changes in strategy across the Company’s theatrical slate in connection with certain management changes and changes in the theatrical marketplace in the Motion Picture segment. These charges are excluded from segment results and included in amortization of investment in film and television programs in direct operating expense on the consolidated statement of operations.

(5)
Amounts include incremental costs incurred, if any, due to circumstances associated with the
COVID-19
global pandemic, net of recoveries. In the fiscal years ended March 31, 2025, 2024 and 2023, recoveries exceeded the incremental costs expensed in the year, resulting in a net benefit included in direct operating expense. Insurance recoveries in the fiscal years 2025, 2024 and 2023 were $2.1 million, $1.0 million and $8.4 million, respectively. The fiscal 2023 benefit also included bad debt recoveries.

(6)	Amounts represent rent cost for production facilities that were unutilized as a result of the industry strikes, and therefore such amounts are not allocated to the segments.
Changes in the restructuring and other severance liability were as follows for the years ended March 31, 2025, 2024 and 2023:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Severance liability
Beginning balance	$19.3	$3.7	$0.8
Accruals (2)	32.1	27.5	10.8
Severance payments	(27.9)	(11.9)	(7.9)

Ending balance (1)	$23.5	$19.3	$3.7

(1)	As of March 31, 2025, the remaining severance liability of approximately $23.5 million is expected to be paid in the next 12 months.
(2)	Excludes $4.9 million, $7.7 million, and $4.2 million in the fiscal years ended March 31, 2025, 2024, and 2023 respectively, of accelerated vesting on equity awards.

Summary of Changes in the Restructuring and Other Severance Liability
Changes in the restructuring and other severance liability were as follows for the years ended March 31, 2025, 2024 and 2023:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Severance liability
Beginning balance	$19.3	$3.7	$0.8
Accruals (2)	32.1	27.5	10.8
Severance payments	(27.9)	(11.9)	(7.9)

Ending balance (1)	$23.5	$19.3	$3.7

(1)	As of March 31, 2025, the remaining severance liability of approximately $23.5 million is expected to be paid in the next 12 months.
(2)	Excludes $4.9 million, $7.7 million, and $4.2 million in the fiscal years ended March 31, 2025, 2024, and 2023 respectively, of accelerated vesting on equity awards.

LIONS GATE ENTERTAINMENT CORP [Member]
Restructuring and Other	Restructuring and other includes restructuring and severance costs, and certain transaction and other costs, when applicable. During the years ended March 31, 2025, 2024 and 2023, the Company also incurred certain other unusual charges or benefits, which are included in direct operating expense in the consolidated statements of operations and are described below. The following table sets forth restructuring and other and these other unusual charges or benefits and the statement of operations line items they are included in for the years ended March 31, 2025, 2024 and 2023:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Restructuring and other:
Content and other impairments (1)	$162.4	$377.3	$385.2
Severance (2)	40.6	46.6	22.2
COVID-19 related charges included in restructuring and other	—	—	0.1
Transaction and other costs (benefits) (3)	50.5	84.6	4.4

Total Restructuring and Other	253.5	508.5	411.9

Other unusual charges not included in restructuring and other or the Company’s operating segments:
Programming and content charges included in direct operating expense (4)	—	—	7.0
COVID-19 related benefit included in direct operating expense (5)	(3.1)	(1.0)	(11.6)
Unallocated rent cost included in direct operating expense (6)	18.6	—	—

Total restructuring and other and other unusual charges not included in restructuring and other	$269.0	$507.5	$407.3

(1)
Media Networks Restructuring:
 In fiscal 2023, the Company began a plan to restructure its Media Networks international business, and during the fiscal years ended March 31, 2024 and 2025, the Company continued executing its restructuring plan, which included exiting all international territories except for Canada and

India, and included an evaluation of the programming on Starz’s domestic and international platforms, resulting in certain programming being removed from those platforms and written down to fair value.
The Company has incurred impairment charges from the inception of the Media Networks restructuring plan through March 31, 2025 amounting to $880.1 million. As a result of these restructuring initiatives, the Company recorded content impairment charges related to the Media Networks segment in the fiscal years ended March 31, 2025, 2024 and 2023 of $136.3 million, $364.5 million, and $379.3 million, respectively.
As the Company continues to evaluate the Media Networks business and its current restructuring plan in relation to the current micro and macroeconomic environment and the announced plan to separate the Company’s Starz business (i.e., Media Networks segment) and Studio Business (i.e., Motion Picture and Television Production segments), including further strategic review of content performance and its strategy on a territory-by-territory
basis, the Company may decide to expand its restructuring plan and exit additional territories or remove certain content off its platform in the future. The Company may incur additional content impairment and other restructuring charges as it continues to execute its restructuring plan.
Content and Other Impairments:
 Content and other impairments in the fiscal year ended March
31
,
2025
also include content impairments of $
7.7
 million related to the Motion Picture and Television Production segments associated with exiting local production in certain international territories. In addition, amounts in the fiscal year ended March
31
,
2025
also include impairments of certain operating lease
right-of-use
and leasehold improvement assets related to the Television Production segment associated with facility leases that will no
longer be utilized by the Company primarily related to the integration of eOne.

Content and other impairments in the fiscal year ended March
31
,
2024
also include $
12.8
 million of development costs written off in connection with changes in strategy in the Television Production segment as a result of the acquisition of eOne.

Content and other impairments in the fiscal year ended March
31
,
2023
also include an impairment of operating leases
right-of-use
asset related to the Studio business and corporate facilities amounting to $
5.8
 million associated with a portion of a facility lease that will no
longer be utilized by the Company.
The lease impairments reflects a decline in market conditions since the inception of the leases impacting potential sublease opportunities, and represents the difference between the estimated fair value, which was determined based on the expected discounted future cash flows of the lease assets, and the carrying value.
(2)
Severance costs were primarily related to restructuring, acquisition integration activities and other cost-saving initiatives. During the fiscal year ended March 31, 2025, in connection with the Company’s current restructuring plan, approximately 8% of its eligible U.S. employees elected to take advantage of voluntary severance and early retirement packages. A total of approximately $26.0 million in severance expense was incurred under the voluntary severance program and was recognized in restructuring and other in the fiscal year ended March 31, 2025. In the fiscal year ended March 31, 2024, amounts were due to restructuring activities including integration of the acquisition of eOne, Media Networks international restructuring and our Motion Picture and Television Production segments.

(3)
Transaction and other costs in the fiscal years ended March 31, 2025, 2024 and 2023 reflect transaction, integration and legal costs associated with certain strategic transactions, and restructuring activities and also include costs associated with legal and other matters. In fiscal 2025 and fiscal 2024, amounts include costs associated with the separation of the Starz Business from the Studio Business, and acquisition and integration costs related to the acquisition of eOne. In fiscal 2024, amounts also include $49.2 million associated with the acquisition of additional interest in 3 Arts Entertainment. Due to the new arrangement representing a modification of terms of the compensation element under the previous arrangement which resulted in the reclassification of the equity award to a liability award, the Company recognized incremental compensation expense of $49.2 million, representing the excess of the fair value of the modified award over amounts previously expensed (see Note 11 for further information). In addition, transaction and other costs in fiscal 2024 includes approximately $16.6 million of a loss associated with a theft at a production of a 51% owned consolidated entity. In the quarter ended March 31, 2025, the Company recognized a benefit of $3.1 million for insurance recoveries related to the loss. The Company also expects to recover a portion of the loss from the noncontrolling interest holders of this entity. In fiscal 2025 and 2024, transaction and other costs also include a benefit of
$7.1 million and $5.4 million associated with an arrangement to migrate subscribers in some of the exited territories to a third-party in connection with the Starz international restructuring. In fiscal 2023, transaction and other costs include a benefit of $11.0 million for a settlement of a legal matter related to the Media Networks segment.
(4)
Amounts represent certain unusual programming and content charges. In the fiscal year ended March 31, 2023, the amounts represent development costs written off as a result of changes in strategy across the Company’s theatrical slate in connection with certain management changes and changes in the theatrical marketplace in the Motion Picture segment. These charges are excluded from segment results and included in amortization of investment in film and television programs in direct operating expense on the consolidated statement of operations.

(5)
Amounts include incremental costs incurred, if any, due to circumstances associated with the
COVID-19
global pandemic, net of recoveries. In the fiscal years ended March 31, 2025, 2024 and 2023, recoveries exceeded the incremental costs expensed in the year, resulting in a net benefit included in direct operating expense. Insurance recoveries in the fiscal years 2025, 2024 and 2023 were $3.1 million, $1.2 million and $14.1 million, respectively. The fiscal 2023 benefit also included bad debt recoveries.

(6)	Amounts represent rent cost for production facilities that were unutilized as a result of the industry strikes, and therefore such amounts are not allocated to the segments.
Changes in the restructuring and other severance liability were as follows for the years ended March 31, 2025, 2024 and 2023:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Severance liability
Beginning balance	$23.6	$8.7	$1.5
Accruals (2)	35.2	37.2	18.0
Severance payments	(33.6)	(22.3)	(10.8)

Ending balance (1)	$25.2	$23.6	$8.7

(1)	As of March 31, 2025, the remaining severance liability of approximately $25.2 million is expected to be paid in the next 12 months.
(2)	Excludes $5.4 million, $9.4 million, and $4.2 million in the fiscal years ended March 31, 2025, 2024 and 2023, respectively, of accelerated vesting on equity awards.